Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related-party transactions
Schedule of transactions with key management personnel

	As of December 31,
In thousands of euros	2022	2023	2024
Short-term benefits	1,897	1,995	2,181
Post-employment benefits	(14)	101	71
Other long-term benefits	—	—	—
End of contract indemnities	—	—	—
Share-based payment	1,077	1,584	1,296
Net total	2,960	3,680	3,548